SELECTED AMERICAN SHARES, INC.
                   CERTIFICATION PURSUANT TO RULE 497(J)

     The undersigned on behalf of Selected American Shares, Inc. (the "Registrant") hereby certifies that the form of propspectus and Statement of Additional Information that would have been filed effective amendment to its registration statement. The text of such amendment to the registration statement was filed electronically.

Dated May 6, 1998

                                    Selected American Shares, Inc.



                                    By:  /s/ Thomas D. Tays
                                    ------------------------------
                                    Thomas D. Tays,
                                    Secretary